Unaudited Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unaudited Quarterly Financial Information [Abstract]
Revenue, Net	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 211.6	$ 232.6	$ 244.0	$ 232.4	$ 837.7	$ 911.5	$ 927.4
Gross Profit	23.5	26.8	20.4	8.3	6.7	21.1	31.4	22.5	79.0	81.7	81.8
Net (loss) income	(10.5)	(79.4)	14.1	(15.2)	(43.2)	9.3	(11.7)	(9.7)	(91.0)	(55.3)	122.7
Net Income (Loss) Attributable to Noncontrolling Interest			0.2	0.6	(0.1)		(1.5)	(0.8)	0.8	(2.4)	(1.4)
Net Income (Loss) Attributable to Parent	$ (10.5)	$ (79.4)	$ 14.3	$ (14.6)	$ (43.3)	$ 9.3	$ (13.2)	$ (10.5)	$ (90.2)	$ (57.7)	$ 121.3
Earnings Per Share, Basic	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (1.04)	$ 0.22	$ (0.32)	$ (0.25)	$ (2.17)	$ (1.39)	$ 2.92
Earnings Per Share, Diluted	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (1.04)	$ 0.22	$ (0.32)	$ (0.25)	$ (2.17)	$ (1.39)	$ 2.92
Maximum [Member]
Market Close Share Price [Line Items]
Share Price	$ 19.76	$ 19.35	$ 17.76						$ 19.76
Minimum [Member]
Market Close Share Price [Line Items]
Share Price	$ 16.12	$ 15.51	$ 15.00						$ 16.12